Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	1.94750%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$862,490.07

Principal:
Principal Collections	$11,307,808.38
Prepayments in Full	$4,639,938.13
Liquidation Proceeds	$195,774.04
Recoveries	$84,961.74
Sub Total	$16,228,482.29
Collections	$17,090,972.36

Purchase Amounts:
Purchase Amounts Related to Principal	$120,362.06
Purchase Amounts Related to Interest	$555.02
Sub Total	$120,917.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,211,889.44

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,211,889.44
Servicing Fee	$276,363.19	$276,363.19	$0.00	$0.00	$16,935,526.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,935,526.25
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,935,526.25
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,935,526.25
Interest - Class A-3 Notes	$155,265.01	$155,265.01	$0.00	$0.00	$16,780,261.24
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$16,626,967.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,626,967.24
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$16,574,087.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,574,087.49
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$16,534,462.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,534,462.16
Regular Principal Payment	$15,457,540.96	$15,457,540.96	$0.00	$0.00	$1,076,921.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,076,921.20
Residual Released to Depositor	$0.00	$1,076,921.20	$0.00	$0.00	$0.00
Total		$17,211,889.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,457,540.96
Total					$15,457,540.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,457,540.96	$51.53	$155,265.01	$0.52	$15,612,805.97	$52.05
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$15,457,540.96	$14.69	$401,064.09	$0.38	$15,858,605.05	$15.07

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$132,140,432.08	0.4404681	$116,682,891.12	0.3889430
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$290,470,432.08	0.2760785	$275,012,891.12	0.2613868

Pool Information
Weighted Average APR	3.173%	3.172%
Weighted Average Remaining Term	32.99	32.19
Number of Receivables Outstanding	24,505	23,936
Pool Balance	$331,635,830.15	$314,997,177.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$311,512,987.07	$296,055,446.11
Pool Factor	0.2949657	0.2801669

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$18,941,731.29
Targeted Overcollateralization Amount	$39,984,286.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,984,286.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$374,770.14
(Recoveries)		81	$84,961.74
Net Loss for Current Collection Period			$289,808.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0487%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.3988%
Second Prior Collection Period			1.3271%
Prior Collection Period			0.8898%
Current Collection Period			1.0756%
Four Month Average (Current and Prior Three Collection Periods)			1.1728%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,592	$9,115,853.80
(Cumulative Recoveries)			$993,940.64
Cumulative Net Loss for All Collection Periods			$8,121,913.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7224%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,516.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,133.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.66%	310	$5,218,852.67
61-90 Days Delinquent	0.17%	30	$521,572.30
91-120 Days Delinquent	0.05%	8	$151,996.89
Over 120 Days Delinquent	0.15%	25	$485,674.76
Total Delinquent Receivables	2.02%	373	$6,378,096.62

Repossession Inventory:
Repossessed in the Current Collection Period		8	$150,984.28
Total Repossessed Inventory		25	$419,136.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2944%
Prior Collection Period			0.3020%
Current Collection Period			0.2632%
Three Month Average			0.2865%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3680%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer